Business combination (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 11, 2021	Apr. 08, 2021	Feb. 27, 2020	Dec. 31, 2021
Business combination (Details) [Line Items]
Merger Initial Dividend		$ 21,300
Merger additional dividend		78,700
Share value		$ 10
PIPE Investor [Member]
Business combination (Details) [Line Items]
Purchase price (in Dollars per share)		$ 10
Number of shares (in Shares)		30,000,000
Aggregate purchase price		$ 300,000
Shares converted (in Shares)		30,000,000
BlackBag Technologies Inc [Member]
Business combination (Details) [Line Items]
Acquisition percentage			100.00%
Total consideration			$ 33,362
Cash consideration paid			15,362
Consideration paid in installments			18,000
Business Combination, Contingent Consideration Arrangements, Change in Range of Outcomes, Contingent Consideration, Liability, Value, High			$ 6,000
Consideration in installment, description			$6,000 each year in the first, second and third anniversary of the closing.
Employee retention amount			$ 13,000
Acquisition expenses			1,848
Trade name			4,000
Core technology			3,900
Goodwill			9,463
Amortization costs			1,289
Intangible assets			$ 1,546
Digital Clues LTD. [Member]
Business combination (Details) [Line Items]
Total consideration	$ 20,000
Amortization expenses				$ 67
Transaction costs				$ 267
Trade Names [Member] | BlackBag Technologies Inc [Member]
Business combination (Details) [Line Items]
Useful life of finite-lived			4 years
Core Technology [Member] | BlackBag Technologies Inc [Member]
Business combination (Details) [Line Items]
Useful life of finite-lived			7 years